Share-based payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares
Share-based Payments
Share based payment expenses recognized	¥ 1,537,740		¥ 1,509,806		¥ 1,207,581
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	1 year
Employees
Share-based Payments
Share based payment expenses recognized	¥ 298,650		¥ 283,630		¥ 261,869
Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares) | shares	1,794,730		2,894,700		1,950,761
Non-vested shares movement
Granted | shares	1,794,730		2,894,700		1,950,761
Vested | shares	(1,748,581)
Forfeited | shares	(647,535)
Outstanding at the end of the period | shares	3,723,979		4,325,365
Restricted shares | Employees
Share-based Payments
Aggregate fair value of the restricted shares at grant dates	¥ 1,083,690		¥ 1,549,568
Share based payment expenses recognized	879,035		784,981		¥ 593,061
2012 Stock Incentive Plan | Restricted shares
Share-based Payments
Aggregate fair value of the restricted shares at grant dates					¥ 601,010
Unrecognized compensation cost related to non-vested shares	¥ 1,541,967	¥ 1,541,967	¥ 1,738,793	¥ 1,738,793
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	2 years 6 months 18 days		2 years 7 months 6 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 603.82	¥ 83.87	¥ 535.31	¥ 76.49	¥ 308.09	$ 46.43
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Forfeiture rate (as a percent)	29.00%		23.00%		26.00%